Share-Based Compensation - Summary Of Continuity RSUs (Detail) - Restricted share units [member]		9 Months Ended	12 Months Ended
	Jun. 18, 2024 yr	Dec. 31, 2024 shares	Mar. 31, 2024 shares	Mar. 31, 2023 yr shares
Disclosure Of Terms And Conditions Of Restricted Share based Payment Arrangement [Line Items]
Granted | yr				457,935
Financial Year 2025 Plan [Member]
Disclosure Of Terms And Conditions Of Restricted Share based Payment Arrangement [Line Items]
Opening balance		607,252	144,682
Granted	569,536	569,536	457,935
Dividend equivalents and other adjustments, net of cancellations		(67,202)	4,635
Vested and settled		(64,280)	0
Ending balance		1,045,306	607,252	144,682